Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement
Schedule of fair value measurements assets and liabilities

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2019	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Investments held by consolidated investment funds	642,759	—	642,759	—	—
Long-term investments
Available-for-sale investments	15,081	—	15,081	—	—
Investments held by consolidated investment fund	260,311	—	260,311	—	—
Other long-term investments measured at fair value	255,967	7,968	—	219,679	28,320

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
	As of	in Active	Significant
	December 31,	Markets for	Other	Significant
	2020	Identical	Observable	Unobservable
	(Amounts in	Assets	Inputs	Inputs	NAV
Description	thousands)	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments
Available-for-sale investments	14,135	—	14,135	—	—
Investments held by consolidated investment fund	74,498	—	74,498	—	—
Other long-term investments measured at fair value	285,045	6,196	40,141	216,221	22,487

Schedule of Investments Measured at Fair Value Using Significant Unobservable Inputs (Level3)

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2020, presented as follows:

RMB
(Amount in Thousands)
Level 3 investments as of January 1, 2020	219,679
Disposal of portfolio investments	(3,523)
Changes in fair value included in investment income (loss)	2,300
Foreign currency translation adjustments	(2,235)
Level 3 investments as of December 31, 2020	216,221
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2020	2,765

Schedule of fair value measurements long term financial instruments

As of December 31, 2019, information about inputs into the fair value measurements of the Group’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

Fair Value Measurements at Reporting Date Using
(Amount in Thousands)
Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	As of December 31, 2019		Assets	Inputs	Inputs
Description	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments – held-to-maturity:
Investment in fixed income products	36,816	41,062	—	41,062	—